Average Annual Total Returns - Class D Shares - Janus Henderson Short Duration Flexible Bond Fund	Class D Return Before Taxes 1 Year	Class D Return Before Taxes 5 Years	Class D Return Before Taxes 10 Years	Class D Return Before Taxes Since Inception	Class D Return Before Taxes Inception Date	Class D Return After Taxes on Distributions 1 Year	Class D Return After Taxes on Distributions 5 Years	Class D Return After Taxes on Distributions 10 Years	Class D Return After Taxes on Distributions Since Inception	Class D Return After Taxes on Distributions Inception Date	Class D Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class D Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class D Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class D Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	4.82%	2.54%	2.00%	3.82%	Sep. 01, 1992	3.93%	1.72%	1.24%	2.41%	Sep. 01, 1992	2.84%	1.58%	1.22%	2.37%	Sep. 01, 1992	3.33%	2.21%	1.60%	3.77%